Equity_Details of changes in shares of the group issued (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in number of shares outstanding [Abstract]
Description Of changes in numbers of issued shares of common stock	The Group issued 42,103,377 new shares in the stock exchange process with the shareholders of Woori Card for the period from January 11, 2019, to December 31, 2019, which changed the total number of issued shares from 680,164,306 as of the date of establishment to 722,267,683 as of December 31, 2020.	The Group issued 42,103,377 new shares in the stock exchange process with the shareholders of Woori Card for the period from January 11, 2019, to December 31, 2019, which changed the total number of issued shares from 680,164,306 as of the date of establishment to 722,267,683 as of December 31, 2020.
Ordinary share
Reconciliation of number of shares outstanding [Line Items]
Date of establishment	722,267,683	680,164,306
Changes in number of shares outstanding [Abstract]
Increase		42,103,377
Decrease		0
Ending Balance	722,267,683	722,267,683